BASIS OF PRESENTATION (Detail Textuals)	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Translation rate of currency for asset and liability per dollar (in RMB)	6.28
Translation rate of currency for income statement per dollar (in RMB)	6.29